Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

The following pay versus performance table and summary compensation table sets forth information regarding compensation during the last three years for our Principal Executive Officer and our Principal Financial Officer.

PAY VERSUS PERFORMANCE (PVP) TABLE

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officer	Average Compensation Actually Paid to Non-PEO Named Executive Officer	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return	Net Income (in thousands)
2025	$484,582	$484,582	$351,642	$352,142	$52.29	$1,745
2024	478,713	478,713	345,961	345,961	13.86	1,861
2023	470,519	472,105	334,716	336,634	25.00	2,194

Named Executive Officers, Footnote	In all the years noted in the table, Jeremiah R. Young was our Chief Executive Officer, and our other Named Executive Officer (“NEO”) was Gerald S. Blaskie.
PEO Total Compensation Amount	$ 484,582	$ 478,713	$ 470,519
PEO Actually Paid Compensation Amount	$ 484,582	478,713	472,105
Adjustment To PEO Compensation, Footnote

SUMMARY COMPENSATION TABLE

Name and principal position	Year	Salary	Bonus	Stock awards	Option awards	Non-equity incentive plan compensation	All other compensation (a)	Total
PEO Jeremiah R. Young	2025	$299,331	$0	$14,994	$0	$128,145 (b)	$42,112	$484,582
	2024	284,711	0	14,281	0	136,523 (c)	43,198	478,713
	2023	262,019	0	13,123	0	154,719 (d)	40,658	470,519
PFO Gerald S. Blaskie	2025	235,817	0	11,815	0	66,997 (e)	37,013	351,642
	2024	224,423	0	11,251	0	72,118 (f)	38,169	345,961
	2023	209,616	0	10,501	0	79,659 (g)	34,940	334,716

a-	Company contribution under the SCI Engineered Materials, Inc. 401(k) & Profit-Sharing Plan.
b-	$123,197 deferred under our incentive compensation plan; paid in 2026.
c-	$131,810 deferred under our incentive compensation plan; paid in 2025.
d-	$150,388 deferred under our incentive compensation plan; paid in 2024.
e-	$61,598 deferred under our incentive compensation plan; paid in 2026.
f-	$66,905 deferred under our incentive compensation plan; paid in 2025.
g-	$75,194 deferred under our incentive compensation plan; paid in 2024.

Non-PEO NEO Average Total Compensation Amount	$ 351,642	345,961	334,716
Non-PEO NEO Average Compensation Actually Paid Amount	$ 352,142	345,961	336,634
Adjustment to Non-PEO NEO Compensation Footnote

SUMMARY COMPENSATION TABLE

Name and principal position	Year	Salary	Bonus	Stock awards	Option awards	Non-equity incentive plan compensation	All other compensation (a)	Total
PEO Jeremiah R. Young	2025	$299,331	$0	$14,994	$0	$128,145 (b)	$42,112	$484,582
	2024	284,711	0	14,281	0	136,523 (c)	43,198	478,713
	2023	262,019	0	13,123	0	154,719 (d)	40,658	470,519
PFO Gerald S. Blaskie	2025	235,817	0	11,815	0	66,997 (e)	37,013	351,642
	2024	224,423	0	11,251	0	72,118 (f)	38,169	345,961
	2023	209,616	0	10,501	0	79,659 (g)	34,940	334,716

a-	Company contribution under the SCI Engineered Materials, Inc. 401(k) & Profit-Sharing Plan.
b-	$123,197 deferred under our incentive compensation plan; paid in 2026.
c-	$131,810 deferred under our incentive compensation plan; paid in 2025.
d-	$150,388 deferred under our incentive compensation plan; paid in 2024.
e-	$61,598 deferred under our incentive compensation plan; paid in 2026.
f-	$66,905 deferred under our incentive compensation plan; paid in 2025.
g-	$75,194 deferred under our incentive compensation plan; paid in 2024.

Total Shareholder Return Amount	$ 52.29	13.86	25.00
Net Income (Loss)	$ 1,745,000	$ 1,861,000	$ 2,194,000
PEO Name	Jeremiah R. Young	Jeremiah R. Young	Jeremiah R. Young
Jeremiah R. Young [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Incentive Compensation Plan	$ 123,197	$ 131,810	$ 150,388
Jeremiah R. Young [Member] | PEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	299,331	284,711	262,019
Jeremiah R. Young [Member] | PEO [Member] | Bonus [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jeremiah R. Young [Member] | PEO [Member] | Stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,994	14,281	13,123
Jeremiah R. Young [Member] | PEO [Member] | Option awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jeremiah R. Young [Member] | PEO [Member] | Non-equity incentive plan compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	128,145	136,523	154,719
Jeremiah R. Young [Member] | PEO [Member] | All other compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	42,112	43,198	40,658
Gerald S. Blaskie [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Incentive Compensation Plan	61,598	66,905	75,194
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	235,817	224,423	209,616
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | Bonus [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | Stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,815	11,251	10,501
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | Option awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | Non-equity incentive plan compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,997	72,118	79,659
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | All other compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 37,013	$ 38,169	$ 34,940